Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents
The Company’s policy is to invest cash in excess of operating requirements in highly liquid investments. For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of the following:

	December 31 2021	December 31 2020
	$	$
Cash	183.9	278.7
Cash in escrow	—	4.5
Unrestricted investments	10.0	6.3
Cash and deposits	193.9	289.5
Bank indebtedness	(7.2)	(4.7)
Cash and cash equivalents	186.7	284.8

Cash in escrow includes cash consideration for an acquisition.